Other Payables and Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities	Other payables and accrued liabilities consist of the following:
	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB (Unaudited)	USD (Unaudited)
Salary payables	1,068,104	1,089,967	152,939
Other payables and accrued expenses	159,677,872	311,745,529	43,742,708
Accrued interest payable	9,739,427	9,739,427	1,366,592
Total other payables and accrued liabilities	170,485,403	322,574,923	45,262,239